UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	03-31-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
VP Inflation Protection Fund
March 31, 2017

VP Inflation Protection - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 54.8%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	5,400,664	6,390,514
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	16,238,556	18,384,758
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	3,297,799	4,388,958
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	8,456,468	10,352,856
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	6,798,748	8,592,020
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	17,397,813	22,097,745
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	18,419,829	17,747,284
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	13,291,197	12,384,831
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	13,444,122	14,850,740
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	7,529,658	7,182,285
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	12,810,250	12,950,240
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21(1)	19,284,905	20,014,337
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	15,874,960	16,005,103
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	23,130,999	23,325,438
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	16,871,205	16,874,782
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	13,046,375	13,264,745
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	22,432,904	22,982,599
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	8,439,173	8,367,861
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	31,020,770	30,778,963
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25	23,967,216	27,662,386
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	26,322,711	26,405,312
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	5,111,100	5,208,109
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/26(1)	14,840,659	16,854,996
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	10,133,000	9,894,125
TOTAL U.S. TREASURY SECURITIES (Cost $362,852,652)		372,960,987
CORPORATE BONDS — 18.8%
Aerospace and Defense — 0.4%
Lockheed Martin Corp., 4.25%, 11/15/19	740,000	785,542
Lockheed Martin Corp., 3.80%, 3/1/45	300,000	281,918
Rockwell Collins, Inc., 4.35%, 4/15/47(2)	700,000	702,663
United Technologies Corp., 3.75%, 11/1/46	945,000	889,260
		2,659,383
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 3.40%, 11/15/46	690,000	629,389
Automobiles — 0.4%
Daimler Finance North America LLC, 1.875%, 1/11/18(3)	499,000	499,525
Ford Motor Co., 4.35%, 12/8/26	180,000	183,619
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	749,000	752,391
Ford Motor Credit Co. LLC, MTN, 4.39%, 1/8/26	700,000	714,687
General Motors Co., 5.00%, 4/1/35	690,000	684,606
		2,834,828
Banks — 2.7%
Bank of America Corp., 5.75%, 12/1/17	1,705,000	1,750,273
Bank of America Corp., MTN, 3.30%, 1/11/23	830,000	836,131
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47	170,000	170,895
Branch Banking & Trust Co., 3.80%, 10/30/26	300,000	311,978
Capital One Financial Corp., 4.20%, 10/29/25	350,000	351,985

Capital One Financial Corp., 3.75%, 3/9/27	670,000	667,252
Capital One N.A./Mclean VA, 1.65%, 2/5/18	400,000	400,018
Citigroup, Inc., 4.05%, 7/30/22	760,000	792,305
Citigroup, Inc., 4.00%, 8/5/24	250,000	253,127
Citigroup, Inc., 3.20%, 10/21/26	1,100,000	1,052,021
Citigroup, Inc., 4.45%, 9/29/27	1,365,000	1,387,989
Cooperatieve Rabobank UA, 3.875%, 2/8/22	499,000	525,577
Credit Suisse, MTN, 3.625%, 9/9/24	250,000	254,003
Fifth Third Bancorp, 4.30%, 1/16/24	165,000	172,758
Fifth Third Bank, 2.875%, 10/1/21	250,000	253,150
Huntington Bancshares, Inc., 2.30%, 1/14/22	400,000	389,940
JPMorgan Chase & Co., 4.625%, 5/10/21	580,000	625,151
JPMorgan Chase & Co., 4.50%, 1/24/22	1,249,000	1,346,770
JPMorgan Chase & Co., 3.875%, 9/10/24	600,000	609,073
JPMorgan Chase & Co., 4.95%, 6/1/45	1,485,000	1,567,382
KeyBank N.A., MTN, 3.40%, 5/20/26	250,000	243,568
SunTrust Bank, 3.30%, 5/15/26	200,000	194,552
U.S. Bancorp, MTN, 3.60%, 9/11/24	799,000	823,532
Wells Fargo & Co., 5.625%, 12/11/17	749,000	769,580
Wells Fargo & Co., 4.125%, 8/15/23	400,000	419,278
Wells Fargo & Co., 3.00%, 4/22/26	300,000	287,608
Wells Fargo & Co., MTN, 3.55%, 9/29/25	375,000	378,149
Wells Fargo & Co., MTN, 4.10%, 6/3/26	670,000	686,270
Wells Fargo & Co., MTN, 4.40%, 6/14/46	300,000	290,567
Wells Fargo & Co., MTN, 4.75%, 12/7/46	700,000	717,278
		18,528,160
Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	1,670,000	1,691,628
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	200,000	216,800
Diageo Capital plc, 2.625%, 4/29/23	500,000	496,482
PepsiCo, Inc., 3.45%, 10/6/46	680,000	616,686
		3,021,596
Biotechnology — 0.6%
AbbVie, Inc., 2.90%, 11/6/22	577,000	575,498
AbbVie, Inc., 4.45%, 5/14/46	650,000	624,224
Amgen, Inc., 1.85%, 8/19/21	400,000	388,858
Amgen, Inc., 3.625%, 5/22/24	350,000	359,201
Celgene Corp., 3.625%, 5/15/24	150,000	152,050
Celgene Corp., 5.00%, 8/15/45	330,000	346,639
Gilead Sciences, Inc., 4.40%, 12/1/21	837,000	899,045
Gilead Sciences, Inc., 3.65%, 3/1/26	400,000	403,548
Gilead Sciences, Inc., 4.15%, 3/1/47	335,000	312,059
		4,061,122
Capital Markets — 0.1%
Jefferies Group LLC, 4.85%, 1/15/27	670,000	685,180
Chemicals — 0.3%
Dow Chemical Co. (The), 3.50%, 10/1/24	300,000	305,383
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	187,000	182,798
Ecolab, Inc., 4.35%, 12/8/21	624,000	674,442
LyondellBasell Industries NV, 5.00%, 4/15/19	225,000	237,058
LyondellBasell Industries NV, 4.625%, 2/26/55	400,000	378,032
Mosaic Co. (The), 5.625%, 11/15/43	200,000	206,587
		1,984,300

Commercial Services and Supplies — 0.2%
Republic Services, Inc., 3.80%, 5/15/18	218,000	222,810
Waste Management, Inc., 3.50%, 5/15/24	400,000	413,936
Waste Management, Inc., 3.125%, 3/1/25	350,000	351,543
		988,289
Communications Equipment — 0.1%
Cisco Systems, Inc., 1.60%, 2/28/19	200,000	200,319
Cisco Systems, Inc., 5.90%, 2/15/39	521,000	666,635
		866,954
Consumer Discretionary — 0.1%
NIKE, Inc., 3.375%, 11/1/46	675,000	598,672
Consumer Finance — 0.5%
American Express Co., 1.55%, 5/22/18	800,000	799,149
American Express Credit Corp., MTN, 2.25%, 5/5/21	390,000	386,465
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	250,634
Discover Bank, 3.45%, 7/27/26	700,000	673,205
Discover Financial Services, 3.75%, 3/4/25	300,000	294,776
John Deere Capital Corp., MTN, 3.15%, 10/15/21	468,000	480,184
PNC Bank N.A., 6.00%, 12/7/17	499,000	513,246
		3,397,659
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	281,000	272,034
Diversified Financial Services — 1.7%
Bank of America Corp., MTN, 3.25%, 10/21/27	1,440,000	1,373,619
BNP Paribas SA, MTN, 2.40%, 12/12/18	350,000	352,106
Citigroup, Inc., 2.35%, 8/2/21	600,000	591,236
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	1,203,000	1,208,267
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	750,000	750,850
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	624,000	703,445
Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25	1,970,000	1,993,232
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	400,000	392,388
HSBC Holdings plc, 2.95%, 5/25/21	600,000	603,239
HSBC Holdings plc, 4.30%, 3/8/26	200,000	208,452
HSBC Holdings plc, 4.375%, 11/23/26	400,000	403,850
HSBC Holdings plc, VRN, 4.04%, 3/13/27	470,000	475,614
Morgan Stanley, 5.00%, 11/24/25	1,730,000	1,860,739
Morgan Stanley, 4.375%, 1/22/47	330,000	329,218
Morgan Stanley, MTN, 5.95%, 12/28/17	499,000	514,592
		11,760,847
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 3.60%, 2/17/23	250,000	253,492
AT&T, Inc., 4.45%, 4/1/24	300,000	314,061
AT&T, Inc., 3.40%, 5/15/25	768,000	744,434
AT&T, Inc., 6.55%, 2/15/39	533,000	630,607
AT&T, Inc., 4.80%, 6/15/44	350,000	329,083
British Telecommunications plc, 5.95%, 1/15/18	324,000	334,730
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(3)	800,000	798,045
Orange SA, 2.75%, 2/6/19	300,000	303,631
Telefonica Emisiones SAU, 5.21%, 3/8/47	300,000	305,879
Verizon Communications, Inc., 4.125%, 3/16/27	670,000	682,882
Verizon Communications, Inc., 4.40%, 11/1/34	220,000	208,762
Verizon Communications, Inc., 4.125%, 8/15/46	700,000	606,236

Verizon Communications, Inc., 5.50%, 3/16/47	670,000	705,033
		6,216,875
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp., 3.375%, 10/15/26	600,000	573,151
Boston Properties LP, 3.65%, 2/1/26	150,000	149,679
Crown Castle International Corp., 4.45%, 2/15/26	289,000	301,025
Essex Portfolio LP, 3.625%, 8/15/22	250,000	256,417
Kilroy Realty LP, 3.80%, 1/15/23	331,000	339,826
Simon Property Group LP, 4.25%, 11/30/46	700,000	678,774
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	468,000	471,409
		2,770,281
Food and Staples Retailing — 0.5%
CVS Health Corp., 2.75%, 12/1/22	1,249,000	1,237,119
Kroger Co. (The), 3.875%, 10/15/46	300,000	270,305
Wal-Mart Stores, Inc., 3.25%, 10/25/20	1,074,000	1,121,750
Wal-Mart Stores, Inc., 5.625%, 4/15/41	812,000	1,004,766
		3,633,940
Food Products — 0.3%
General Mills, Inc., 3.15%, 12/15/21	1,196,000	1,225,504
Kraft Heinz Foods Co., 3.95%, 7/15/25	300,000	304,748
Unilever Capital Corp., 2.20%, 3/6/19	500,000	504,611
		2,034,863
Gas Utilities — 1.0%
Enbridge, Inc., 3.50%, 6/10/24	350,000	344,109
Energy Transfer Partners LP, 4.15%, 10/1/20	400,000	415,632
Energy Transfer Partners LP, 3.60%, 2/1/23	312,000	310,477
Energy Transfer Partners LP, 4.05%, 3/15/25	300,000	297,641
Energy Transfer Partners LP, 5.30%, 4/15/47	670,000	645,499
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	302,181
Enterprise Products Operating LLC, 4.85%, 3/15/44	250,000	253,720
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	812,000	878,699
Magellan Midstream Partners LP, 5.15%, 10/15/43	350,000	371,522
MPLX LP, 4.875%, 6/1/25	640,000	671,427
MPLX LP, 5.20%, 3/1/47	300,000	302,933
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	437,000	443,532
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	499,000	492,584
TransCanada PipeLines Ltd., 2.50%, 8/1/22	312,000	307,440
Williams Partners LP, 4.30%, 3/4/24	600,000	618,221
		6,655,617
Health Care Equipment and Supplies — 0.4%
Abbott Laboratories, 4.90%, 11/30/46	700,000	728,631
Medtronic, Inc., 2.50%, 3/15/20	150,000	152,165
Medtronic, Inc., 3.50%, 3/15/25	100,000	102,368
Medtronic, Inc., 4.625%, 3/15/45	700,000	753,682
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	500,000	476,977
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	250,000	251,914
		2,465,737
Health Care Providers and Services — 0.2%
Aetna, Inc., 2.75%, 11/15/22	406,000	406,168
Express Scripts Holding Co., 4.50%, 2/25/26	200,000	205,498
Mylan NV, 3.95%, 6/15/26	300,000	294,177
UnitedHealth Group, Inc., 4.25%, 3/15/43	406,000	414,643
		1,320,486

Hotels, Restaurants and Leisure — 0.2%
McDonald's Corp., MTN, 3.25%, 6/10/24	350,000	359,360
McDonald's Corp., MTN, 4.45%, 3/1/47	670,000	674,781
		1,034,141
Industrial Conglomerates — 0.3%
FedEx Corp., 4.40%, 1/15/47	300,000	293,157
General Electric Co., 4.125%, 10/9/42	1,375,000	1,405,642
General Electric Co., MTN, 4.375%, 9/16/20	315,000	338,686
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	300,000	304,937
		2,342,422
Insurance — 0.9%
Allstate Corp. (The), 4.20%, 12/15/46	350,000	355,244
American International Group, Inc., 4.125%, 2/15/24	530,000	544,347
American International Group, Inc., 4.50%, 7/16/44	350,000	334,898
American International Group, Inc., MTN, 5.85%, 1/16/18	200,000	206,397
Berkshire Hathaway, Inc., 4.50%, 2/11/43	712,000	764,323
Chubb INA Holdings, Inc., 3.15%, 3/15/25	300,000	300,828
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	350,000	386,815
International Lease Finance Corp., 5.875%, 8/15/22	400,000	445,965
Liberty Mutual Group, Inc., 4.25%, 6/15/23(3)	400,000	420,600
Prudential Financial, Inc., 5.625%, 5/12/41	350,000	412,455
Prudential Financial, Inc., MTN, 2.30%, 8/15/18	300,000	302,128
Prudential Financial, Inc., VRN, 4.74%, 5/1/17	189,000	196,853
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(3)	300,000	306,173
Travelers Cos., Inc. (The), 3.75%, 5/15/46	300,000	284,933
Voya Financial, Inc., 2.90%, 2/15/18	381,000	384,536
XLIT Ltd., 2.30%, 12/15/18	250,000	251,670
		5,898,165
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.875%, 6/5/24	125,000	128,625
Fidelity National Information Services, Inc., 3.00%, 8/15/26	400,000	377,594
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	250,000	257,132
		763,351
Machinery†
Deere & Co., 2.60%, 6/8/22	262,000	262,479
Media — 1.1%
21st Century Fox America, Inc., 6.90%, 8/15/39	705,000	902,648
21st Century Fox America, Inc., 4.75%, 11/15/46(3)	250,000	251,498
CBS Corp., 3.50%, 1/15/25	300,000	299,142
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	660,000	764,106
Comcast Corp., 6.50%, 11/15/35	556,000	710,355
NBCUniversal Media LLC,, 4.375%, 4/1/21	730,000	784,376
Time Warner Cable LLC, 4.50%, 9/15/42	695,000	633,511
Time Warner, Inc., 4.70%, 1/15/21	700,000	751,026
Time Warner, Inc., 3.60%, 7/15/25	300,000	297,126
Time Warner, Inc., 3.80%, 2/15/27	700,000	693,703
Viacom, Inc., 4.25%, 9/1/23	840,000	862,834
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	499,000	496,152
		7,446,477
Multi-Utilities — 1.0%
CMS Energy Corp., 6.25%, 2/1/20	250,000	275,869
Dominion Resources, Inc., 6.40%, 6/15/18	1,105,000	1,163,491
Dominion Resources, Inc., 3.625%, 12/1/24	300,000	301,941

Dominion Resources, Inc., 4.90%, 8/1/41	550,000	583,046
Duke Energy Progress LLC, 3.70%, 10/15/46	1,300,000	1,245,508
Exelon Corp., 4.45%, 4/15/46	340,000	338,123
Exelon Generation Co. LLC, 5.60%, 6/15/42	795,000	760,532
Georgia Power Co., 4.30%, 3/15/42	250,000	241,046
Pacific Gas & Electric Co., 4.00%, 12/1/46	1,030,000	1,021,442
Potomac Electric Power Co., 3.60%, 3/15/24	250,000	258,613
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	300,000	274,364
Virginia Electric & Power Co., 3.45%, 2/15/24	200,000	205,613
		6,669,588
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	160,000	149,870
Oil, Gas and Consumable Fuels — 1.7%
Apache Corp., 4.75%, 4/15/43	599,000	601,888
BP Capital Markets plc, 2.50%, 11/6/22	262,000	256,956
BP Capital Markets plc, 2.75%, 5/10/23	375,000	370,565
Chevron Corp., 2.43%, 6/24/20	350,000	353,948
Chevron Corp., 2.10%, 5/16/21	300,000	297,877
Cimarex Energy Co., 4.375%, 6/1/24	150,000	156,036
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	400,000	400,096
ConocoPhillips Co., 2.40%, 12/15/22	887,000	867,421
Exxon Mobil Corp., 3.04%, 3/1/26	200,000	200,189
Hess Corp., 6.00%, 1/15/40	700,000	721,592
Marathon Oil Corp., 3.85%, 6/1/25	330,000	324,969
Marathon Oil Corp., 5.20%, 6/1/45	200,000	197,814
Marathon Petroleum Corp., 3.625%, 9/15/24	250,000	246,508
Noble Energy, Inc., 4.15%, 12/15/21	874,000	917,884
Occidental Petroleum Corp., 4.10%, 2/15/47	670,000	648,048
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	316,237
Petroleos Mexicanos, 4.625%, 9/21/23	600,000	604,950
Petroleos Mexicanos, 4.875%, 1/18/24	700,000	708,050
Phillips 66, 4.65%, 11/15/34	300,000	304,579
Shell International Finance BV, 2.375%, 8/21/22	2,110,000	2,075,569
Statoil ASA, 2.45%, 1/17/23	468,000	461,749
Suncor Energy, Inc., 6.50%, 6/15/38	330,000	416,140
		11,449,065
Paper and Forest Products — 0.1%
International Paper Co., 6.00%, 11/15/41	325,000	377,709
International Paper Co., 4.40%, 8/15/47	300,000	284,268
		661,977
Pharmaceuticals — 0.6%
Actavis Funding SCS, 3.45%, 3/15/22	900,000	918,086
Actavis Funding SCS, 3.85%, 6/15/24	350,000	357,108
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	499,000	503,649
Merck & Co., Inc., 2.40%, 9/15/22	499,000	495,792
Mylan, Inc., 2.60%, 6/24/18	210,000	211,647
Mylan, Inc., 2.55%, 3/28/19	300,000	301,270
Roche Holdings, Inc., 3.35%, 9/30/24(3)	600,000	617,103
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	340,000	325,308
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	312,000	309,792
		4,039,755
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	300,000	316,224

Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	300,000	298,936
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	250,000	279,037
Burlington Northern Santa Fe LLC, 4.125%, 6/15/47	670,000	669,622
CSX Corp., 3.80%, 11/1/46	320,000	292,927
Norfolk Southern Corp., 5.75%, 4/1/18	250,000	260,202
Norfolk Southern Corp., 3.85%, 1/15/24	100,000	104,845
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(3)	250,000	253,243
Union Pacific Corp., 2.75%, 4/15/23	250,000	249,208
Union Pacific Corp., 3.35%, 8/15/46	325,000	296,045
Union Pacific Corp., 4.00%, 4/15/47(2)	660,000	653,246
		3,673,535
Software — 0.5%
Microsoft Corp., 2.125%, 11/15/22	787,000	771,926
Microsoft Corp., 3.45%, 8/8/36	600,000	569,809
Microsoft Corp., 4.25%, 2/6/47	950,000	975,960
Oracle Corp., 2.40%, 9/15/23	400,000	389,038
Oracle Corp., 2.65%, 7/15/26	350,000	333,643
		3,040,376
Specialty Retail — 0.1%
Home Depot, Inc. (The), 4.20%, 4/1/43	499,000	515,242
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 1.00%, 5/3/18	250,000	249,273
Apple, Inc., 3.35%, 2/9/27	200,000	202,114
Apple, Inc., 4.25%, 2/9/47	630,000	639,005
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(3)	690,000	754,950
		1,845,342
Tobacco — 0.1%
Reynolds American, Inc., 4.45%, 6/12/25	500,000	527,137
TOTAL CORPORATE BONDS (Cost $127,212,908)		127,705,134
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 5.9%
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A SEQ, 3.22%, 4/14/33(3)	1,950,000	1,965,675
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	2,000,000	2,049,172
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 4/1/17	2,000,000	2,139,727
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 4/1/17	1,700,000	1,771,238
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 4/1/17	1,475,000	1,492,917
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 4/1/17	2,000,000	2,098,245
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.18%, 2/10/35(3)	2,125,000	2,133,885
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	2,000,000	1,933,794
Commercial Mortgage Trust, Series 2016-CD2, Class A4, VRN, 3.53%, 4/1/17	1,550,000	1,590,103
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(3)	1,450,000	1,455,894
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	2,000,000	2,024,172
GS Mortgage Securities Corp. II, Series 2015-GC28, Class A5, 3.40%, 2/10/48	2,000,000	2,030,661
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 4/1/17	1,500,000	1,513,595
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 4/1/17(3)	2,515,000	2,444,777
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 4/10/17(3)	2,500,000	2,547,043
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	1,860,000	1,880,925
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	1,455,000	1,558,192
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	1,200,000	1,162,057
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	1,400,000	1,365,986
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 4/1/17(3)	1,600,000	1,616,546

Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4 SEQ, 2.78%, 8/15/49		3,350,000	3,227,536
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $40,594,718)			40,002,140
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 5.3%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33		107,312	109,035
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33		199,092	205,152
Agate Bay Mortgage Loan Trust, Series 2014-1, Class 1A6, VRN, 3.50%, 4/1/17(3)		2,706,175	2,731,123
Agate Bay Mortgage Loan Trust, Series 2014-2, Class A14, VRN, 3.75%, 4/1/17(3)		768,100	788,637
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 4/1/17(3)		1,927,650	1,924,940
Agate Bay Mortgage Loan Trust, Series 2015-7, Class A3, VRN, 3.50%, 4/1/17(3)		1,750,799	1,766,939
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 4/1/17(3)		2,741,941	2,767,904
Agate Bay Mortgage Loan Trust, Series 2016-2, Class A3, VRN, 3.50%, 4/1/17(3)		3,670,654	3,704,494
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 4/1/17(3)		1,742,910	1,744,204
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33		379,482	380,715
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34		182,946	184,386
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 4/1/17(3)		1,400,000	1,375,729
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 4/1/17(3)		2,097,880	2,080,181
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 4/1/17(3)		2,492,417	2,519,288
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, 3.50%, 5/25/46(3)		3,500,000	3,388,079
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 4/1/17(3)		1,994,577	2,016,705
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.83%, 4/1/17		112,020	115,449
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 4/1/17		116,973	118,286
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)		619,520	638,224
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 4/1/17(3)		837,651	846,807
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 4/1/17(3)		1,293,089	1,325,334
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.16%, 4/1/17		262,065	272,478
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.72%, 4/25/17		177,192	163,747
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 4/1/17(3)		1,437,947	1,467,510
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33		397,043	417,170
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.07%, 4/1/17		917,220	960,081
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.07%, 4/1/17		1,686,449	1,725,388
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 4/1/17(3)		544,834	549,253
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,796,201)			36,287,238
U.S. GOVERNMENT AGENCY SECURITIES — 5.2%
FHLMC, 6.25%, 7/15/32		1,600,000	2,227,143
FNMA, 6.625%, 11/15/30		23,250,000	32,830,302
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $36,173,571)			35,057,445
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 4.8%
FHLMC, 4.50%, 4/1/41		10,734,270	11,606,579
FNMA, 4.50%, 5/1/39		3,231,898	3,510,832
FNMA, 4.00%, 11/1/41		1,349,519	1,422,768
FNMA, 4.00%, 11/1/41		671,801	708,611
FNMA, 4.00%, 2/1/42		1,478,750	1,559,779
FNMA, 4.00%, 2/1/46		13,113,803	13,765,373
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $32,558,946)			32,573,942
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.8%
Australia — 0.3%
Australia Government Inflation Linked Bond, 4.00%, 8/20/20	AUD	1,517,000	2,158,183
Canada — 0.6%
Canadian Government Real Return Bond, 4.25%, 12/1/21	CAD	1,830,395	1,680,134

Canadian Government Real Return Bond, 4.25%, 12/1/26	CAD	2,393,617	2,521,249
			4,201,383
Italy — 1.7%
Italy Buoni Poliennali Del Tesoro, 2.35%, 9/15/24(3)	EUR	5,791,773	6,841,611
Italy Buoni Poliennali Del Tesoro, 3.10%, 9/15/26	EUR	3,657,133	4,579,733
			11,421,344
Mexico — 0.1%
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$500,000	487,500
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(3)		$500,000	491,568
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $21,530,088)			18,759,978
ASSET-BACKED SECURITIES(4) — 1.9%
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.94%, 4/17/17(3)		2,722,785	2,725,070
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(3)		2,000,000	2,005,451
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(3)		1,225,000	1,225,214
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 1.25%, 4/7/17(3)		843,317	842,595
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)		901,072	890,400
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.77%, 4/17/17(3)		2,561,574	2,563,458
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)		1,235,145	1,217,931
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)		496,915	498,337
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(3)		1,217,491	1,231,151
TOTAL ASSET-BACKED SECURITIES (Cost $13,182,462)			13,199,607
MUNICIPAL SECURITIES — 0.4%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		165,000	223,890
City Public Service Board of San Antonio Rev., 5.99%, 2/1/39		125,000	160,150
Los Angeles Community College District GO, 6.75%, 8/1/49		125,000	182,038
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39		95,000	116,750
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40		125,000	168,610
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		250,000	349,852
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		125,000	141,448
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40		130,000	153,183
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50		65,000	91,912
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32		125,000	152,554
State of California GO, 7.55%, 4/1/39		500,000	734,320
State of Illinois GO, 5.10%, 6/1/33		350,000	319,966
State of Texas GO, 5.52%, 4/1/39		215,000	269,825
TOTAL MUNICIPAL SECURITIES (Cost $3,048,233)			3,064,498
TEMPORARY CASH INVESTMENTS(5) — 2.0%
Credit Agricole Corporate and Investment Bank, 0.80%, 4/3/17(6) (Cost $13,616,402)		13,617,000	13,615,997
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $687,566,181)			693,226,966
OTHER ASSETS AND LIABILITIES — (1.9)%			(12,802,226)
TOTAL NET ASSETS — 100.0%			$680,424,740

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,068,162	AUD	2,760,681	JPMorgan Chase Bank N.A.	6/21/17	(38,003)
USD	4,072,839	CAD	5,493,722	JPMorgan Chase Bank N.A.	6/21/17	(62,663)
EUR	205,242	USD	221,208	JPMorgan Chase Bank N.A.	6/21/17	(1,447)
USD	11,321,070	EUR	10,646,758	JPMorgan Chase Bank N.A.	6/21/17	(78,795)
						(180,908)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
389	U.S. Treasury 2-Year Notes	June 2017	84,200,266	(61,643)
139	U.S. Treasury 5-Year Notes	June 2017	16,363,992	(28,062)
			100,564,258	(89,705)

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
65	U.S. Treasury 10-Year Notes	June 2017	8,096,562	16,104
137	U.S. Treasury 10-Year Ultra Notes	June 2017	18,343,016	21,994
271	U.S. Treasury Long Bonds	June 2017	40,878,656	205,356
44	U.S. Treasury Ultra Bonds	June 2017	7,067,500	54,901
			74,385,734	298,355

SWAP AGREEMENTS
CENTRALLY CLEARED TOTAL RETURN
Floating Rate Referenced Index	Notional Amount ($)	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Unrealized Appreciation (Depreciation) ($)	Value ($)
U.S. CPI Urban Consumers NSA Index	4,000,000	Receive	2.24	11/15/26	19,373	19,896
U.S. CPI Urban Consumers NSA Index	4,000,000	Receive	2.28	11/16/26	6,259	6,782
U.S. CPI Urban Consumers NSA Index	11,500,000	Receive	2.27	11/21/26	23,920	24,522
					49,552	51,200

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42	4/1/18	(333,965)
Bank of America N.A.	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66	12/4/19	(4,006,754)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67	4/1/22	(577,756)
Bank of America N.A.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.53	8/19/24	(276,091)
Bank of America N.A.	3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.79	8/27/25	93,945
Barclays Bank plc	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(2,260,738)
Barclays Bank plc	38,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35	9/28/17	(1,807,374)
Barclays Bank plc	10,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.71	2/5/20	50,414
Barclays Bank plc	2,300,000	U.S. CPI Urban Consumers NSA Index	Receive	2.59	7/23/24	(173,736)
Barclays Bank plc	6,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.39	9/19/24	(315,924)
Barclays Bank plc	6,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.36	9/29/24	(323,680)
Barclays Bank plc	3,600,000	U.S. CPI Urban Consumers NSA Index	Receive	2.31	9/30/24	(158,688)
Barclays Bank plc	15,100,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90	12/21/27	(3,391,113)
Barclays Bank plc	3,600,000	U.S. CPI Urban Consumers NSA Index	Receive	2.78	7/2/44	(688,829)
Goldman Sachs & Co.	33,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.87	5/23/26	1,383,318
Goldman Sachs & Co.	13,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.92	5/31/26	475,836
Goldman Sachs & Co.	12,500,000	U.S. CPI Urban Consumers NSA Index	Receive	1.77	6/16/26	637,271
Goldman Sachs & Co.	2,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.25	11/15/26	11,938
Goldman Sachs & Co.	2,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/16/26	2,959
						(11,658,967)

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $18,044,082.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $72,306,438, which represented 10.6% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Category includes collateral received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $2,500,000.

(6)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	372,960,987	—
Corporate Bonds	—	127,705,134	—
Commercial Mortgage-Backed Securities	—	40,002,140	—
Collateralized Mortgage Obligations	—	36,287,238	—
U.S. Government Agency Securities	—	35,057,445	—
U.S. Government Agency Mortgage-Backed Securities	—	32,573,942	—
Sovereign Governments and Agencies	—	18,759,978	—
Asset-Backed Securities	—	13,199,607	—
Municipal Securities	—	3,064,498	—
Temporary Cash Investments	—	13,615,997	—
	—	693,226,966	—
Other Financial Instruments
Futures Contracts	298,355	—	—
Swap Agreements	—	2,706,881	—
	298,355	2,706,881	—

Liabilities
Other Financial Instruments
Futures Contracts	89,705	—	—
Swap Agreements	—	14,314,648	—
Forward Foreign Currency Exchange Contracts	—	180,908	—
	89,705	14,495,556	—

3. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$687,588,853
Gross tax appreciation of investments	$16,494,468
Gross tax depreciation of investments	(10,856,355)
Net tax appreciation (depreciation) of investments	$5,638,113

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 25, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 25, 2017